SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of revenues by geographic area
The Company’s revenues by geographic area are as follows:

	For the year ended December 31,
	2025	2024	2023
	ThUS$	ThUS$	ThUS$
Peru	1,285,674	1,127,532	988,908
Argentina	317,246	239,369	244,413
U.S.A.	1,446,087	1,324,008	1,044,822
Europe	1,100,178	957,042	800,897
Colombia	741,889	669,206	662,263
Brazil	6,098,633	5,512,471	5,006,377
Ecuador	390,575	364,960	332,801
Chile	2,121,331	1,927,847	1,898,150
Asia Pacific and rest of Latin America	763,443	710,608	661,910
Income from ordinary activities	14,265,056	12,833,043	11,640,541
Other operating income	229,934	200,669	148,641